Quarterly Financial Data (Unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Data (Unaudited)
Total revenue	$ 3,148,531		$ 3,196,012	$ 3,122,282	$ 3,166,599	$ 3,138,000	$ 3,251,166	$ 3,334,444	$ 3,393,307	$ 3,383,222	$ 6,316,313	$ 6,304,599	$ 12,622,893	$ 13,362,139	$ 14,007,511
Operating income (loss)	663,897		515,999	438,498	435,966	430,735	466,448	542,439	549,502	508,121	1,171,099	866,701	1,821,198	2,066,510	1,609,876
Net income (loss) attributable to DISH DBS	$ 374,980	$ 244,153	$ 259,545	$ 204,858	$ 185,368	$ 177,760	$ 200,132	$ 281,272	$ 285,691	$ 204,192	$ 619,133	$ 363,128	$ 827,531	$ 971,287	$ 723,526